Inventories (Details) - Schedule of inventories - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of inventories [Abstract]
Raw materials	$ 786,082	$ 1,422,941
Work in process		34,717
Finished goods	603,479	327,721
Total	$ 1,389,561	$ 1,785,379